Retirement Plan - Additional Information (Detail) - XL Hybrids Inc [Member] - 401(k) plan [Member]	12 Months Ended
Dec. 31, 2019
Age of employee	21 years
Employee eligible wage deferral rate	3.00%
Contribution Percent On First 3% Deferral Rate [Member]
Employee eligible wage deferral rate	3.00%
Matching contribution percent	100.00%
Additional Contribution Percent On Next 3 Percentage Deferral Rate [Member]
Employee eligible wage deferral rate	2.00%
Matching contribution percent	50.00%
Minimum [Member]
Annual contributions per employee percent	1.00%
Maximum [Member]
Annual contributions per employee percent	90.00%